Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (482,485)	$ (44,240)	$ (662,996)	$ (47,907)	$ (92,535)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation Expense	10	52	208	208
Stock based compensation	166,667		333,333
Amortization of debt discount	180,875		112,500
Change in derivative liability	(36,507)		(114,440)
Changes in assets and liabilities:
Increase (decrease) in accrued expenses	(7,695)	3,534	16,141	13,469
Increase in accrued interest	19,478	2,873	22,576	4,017
Increase in prepaid expenses	(158,754)
CASH FLOWS USED IN OPERATING ACTIVITIES	(228,500)	(37,781)	(292,678)	(30,213)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in intellectual property	6,000	20,000	20,623
CASH FLOWS USED BY INVESTING ACTIVITIES	(6,000)	(20,000)	(20,623)
CASH FLOWS FROM FINANCING ACTIVITIES
Due to shareholder			100	1,963
Deferred financing costs	(43,600)
Proceeds from convertible note payable	330,000		200,000	25,000
Proceeds from promissory note payable		75,000	130,000
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES		75,000	225,000	26,963
NET INCREASE (DECREASE) IN CASH	33,900	17,219	16,799	(3,250)
Cash, beginning of period	19,525	$ 2,726	2,726	5,976
Cash, end of period	$ 53,425		19,525	2,726	$ 5,976
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid
NON-CASH TRANSACTIONS:
Forgiveness of loans from director
Issuance of shares for intellectual property			$ 57,500